Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Treasury stock USD ($)	Treasury stock CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)
Beginning Balance (in shares) at Dec. 31, 2015 | shares			522,512,594	522,512,594
Beginning balance at Dec. 31, 2015		¥ 4,034,375		¥ 34		¥ (193,142)		¥ 6,403,117		¥ (24,236)		¥ 63,174		¥ (2,233,985)		¥ 4,014,962		¥ 19,413
Consolidated net loss		(631,209)												(633,598)		(633,598)		2,389
Contribution from noncontrolling interest in a subsidiary		4,000																4,000
Foreign exchange difference		142,526								142,526						142,526
Issuance of new shares for stock consideration settlement (in shares) | shares			10,087,476	10,087,476
Issuance of new shares for stock consideration settlement				¥ 1				(1)
Issuance of new shares for Tuspark Innovation Venture Limited (in shares) | shares			143,050,264	143,050,264
Issuance of new shares for Tuspark Innovation Venture Limited		2,548,695		¥ 10				2,548,685								2,548,695
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares			3,261,456	3,261,456
Issuance of new shares for share option exercised and restricted share units vested		1,119						1,119								1,119
Settlement of stock consideration settlement by treasury stock (in shares) | shares			1,338,966	1,338,966
Settlement of stock consideration settlement by treasury stock		536				31,250		(30,714)								536
Share-based compensation		¥ 90,734						90,734								90,734
Shares issued to depository bank (in shares) | shares	4,500,000	4,500,000	4,500,000	4,500,000
Reclassification of contingent purchase consideration payable upon resolution of contingencies		¥ 210,000						210,000								210,000
Appropriation of statutory reserves												1,448		(1,448)
Increase in accretion of redeemable noncontrolling interests		¥ (210,485)						(210,485)								(210,485)
Share repurchase (in shares) | shares	(815,525)	(815,525)	(4,893,150)	(4,893,150)
Share repurchase		¥ (42,665)				(42,665)										(42,665)
Share options exercised (in shares) | shares			921,594	921,594
Share options exercised		3,391						3,391								3,391
Restricted share units vested | shares			6,957,984	6,957,984
Restricted share units vested		0	$ 0	¥ 0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares			(7,879,578)	(7,879,578)
Settlement of share options with shares held by depository bank		0	$ 0	¥ 0		0		0		0		0		0		0		0
Ending Balance (in shares) at Dec. 31, 2016 | shares			679,857,606	679,857,606
Ending Balance at Dec. 31, 2016		6,151,017		¥ 45		(204,557)		9,015,846		118,290		64,622		(2,869,031)		6,125,215		25,802
Consolidated net loss		(775,748)												(772,730)		(772,730)		(3,018)
Cumulative adjustment for changes in accounting principles		(13,425)												(13,425)		(13,425)
Contribution from noncontrolling interest in a subsidiary		134,633																134,633
Foreign exchange difference		(120,963)								(120,963)						(120,963)
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares			3,119,052	3,119,052
Share-based compensation		¥ 105,532						105,532								105,532
Shares issued to depository bank (in shares) | shares	9,000,000	9,000,000	9,000,000	9,000,000
Share issued to depository bank				¥ 1				(1)
Appropriation of statutory reserves												2,083		(2,083)
Appropriation of dividend		¥ (5,946)																(5,946)
Disposal of subsidiaries												(27,969)		27,969
Increase in accretion of redeemable noncontrolling interests		¥ (141,896)						(141,896)								(141,896)
Share repurchase (in shares) | shares	(3,448,482)	(3,448,482)	(20,690,892)	(20,690,892)
Share repurchase		¥ (133,126)				(133,126)										(133,126)
Share options exercised (in shares) | shares			332,754	332,754
Share options exercised		926						926								926
Restricted share units vested | shares			10,576,398	10,576,398
Restricted share units vested		0	$ 0	¥ 0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares			(10,909,152)	(10,909,152)
Settlement of share options with shares held by depository bank		0	$ 0	¥ 0		0		0		0		0		0		0		0
Ending Balance (in shares) at Dec. 31, 2017 | shares			671,285,766	671,285,766
Ending Balance at Dec. 31, 2017		5,201,004		¥ 46		(337,683)		8,980,407		(2,673)		38,736		(3,629,300)		5,049,533		151,471
Consolidated net loss		(186,736)												(205,065)		(205,065)		18,329
Foreign exchange difference		89,129						477		88,652						89,129
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares			3,070,500	3,070,500
Share-based compensation		67,009						67,009								67,009
Disposal of 49% interest in a subsidiary		196,281						93,166								93,166		103,115
Appropriation of statutory reserves												3,667		(3,667)
Disposal of subsidiaries		¥ (3,938)																(3,938)
Share repurchase (in shares) | shares	0	0
Share options exercised (in shares) | shares			219,972	219,972
Share options exercised		¥ 435						435								435
Restricted share units vested | shares			5,115,558	5,115,558
Restricted share units vested		0	$ 0	¥ 0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares			(5,335,530)	(5,335,530)
Settlement of share options with shares held by depository bank		0	$ 0	¥ 0		0		0		0		0		0		0		0
Ending Balance (in shares) at Dec. 31, 2018 | shares			674,356,266	674,356,266
Ending Balance at Dec. 31, 2018	$ 780,042	¥ 5,363,184	$ 7	¥ 46	$ (49,114)	¥ (337,683)	$ 1,329,575	¥ 9,141,494	$ 12,505	¥ 85,979	$ 6,167	¥ 42,403	$ (558,219)	¥ (3,838,032)	$ 740,921	¥ 5,094,207	$ 39,121	¥ 268,977